Investment Revenue (Loss) - Summary of Investment Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Loss [Abstract]
Realized gains	$ 389	$ 20,213	$ 0
Unrealized (losses) gains (note 8)	(65,553)	(64,714)	0
Investment loss	$ (65,164)	$ (44,501)	$ 0